Gross Unrealized Losses and Fair Value of Available for Sale Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	₨ 1,162,001.7	$ 15,887.4	₨ 122,669.6
Less Than 12 Months Unrealized Losses	23,591.6	322.6	1,105.3
12 Months or Greater Fair Value	98.2	1.3	178,262.5
12 Months or Greater Unrealized Losses	1.1	0.0	1,623.2
Fair Value	1,162,099.9	15,888.7	300,932.1
Unrealized Losses	23,592.7	$ 322.6	2,728.5
Debt securities, other than asset and mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	1,112,762.7		81,158.9
Less Than 12 Months Unrealized Losses	23,279.9		960.6
12 Months or Greater Fair Value	98.2		177,416.2
12 Months or Greater Unrealized Losses	1.1		1,617.9
Fair Value	1,112,860.9		258,575.1
Unrealized Losses	23,281.0		2,578.5
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	930,710.0		24,492.8
Less Than 12 Months Unrealized Losses	20,224.7		69.8
12 Months or Greater Fair Value	98.2		158,735.8
12 Months or Greater Unrealized Losses	1.1		1,421.8
Fair Value	930,808.2		183,228.6
Unrealized Losses	20,225.8		1,491.6
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	43,455.7		38,039.9
Less Than 12 Months Unrealized Losses	373.3		481.2
12 Months or Greater Fair Value	0.0		18,680.4
12 Months or Greater Unrealized Losses	0.0		196.1
Fair Value	43,455.7		56,720.3
Unrealized Losses	373.3		677.3
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	4,957.2		18,626.2
Less Than 12 Months Unrealized Losses	12.3		409.6
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	4,957.2		18,626.2
Unrealized Losses	12.3		409.6
Debt securities, other than asset and mortgage-backed securities | State government securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	133,639.8		0.0
Less Than 12 Months Unrealized Losses	2,669.6		0.0
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	133,639.8		0.0
Unrealized Losses	2,669.6		0.0
Debt securities, other than asset and mortgage-backed securities | Government securities outside India
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		0.0
Less Than 12 Months Unrealized Losses	0.0		0.0
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	0.0		0.0
Unrealized Losses	0.0		0.0
Mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		0.0
Less Than 12 Months Unrealized Losses	0.0		0.0
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	0.0		0.0
Unrealized Losses	0.0		0.0
Asset-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	49,239.0		41,510.7
Less Than 12 Months Unrealized Losses	311.7		144.7
12 Months or Greater Fair Value	0.0		846.3
12 Months or Greater Unrealized Losses	0.0		5.3
Fair Value	49,239.0		42,357.0
Unrealized Losses	311.7		150.0
Other securities (including mutual fund units)
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		0.0
Less Than 12 Months Unrealized Losses	0.0		0.0
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	0.0		0.0
Unrealized Losses	₨ 0.0		₨ 0.0